CONTINGENT LIABILITIES AND CONTINGENT ASSETS	6 Months Ended
Jun. 30, 2026
CONTINGENT LIABILITIES AND CONTINGENT ASSETS
CONTINGENT LIABILITIES AND CONTINGENT ASSETS	4.CONTINGENT LIABILITIES AND CONTINGENT ASSETS As of June 30, 2026, the Company is not aware of any material contingent liabilities or contingent assets requiring disclosure.